Additional Financial Statement Information - Financial Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest expense	$ (51)	$ (1,596)	$ (8,729)
Redeemable Series X preferred stock dividends	0	(97)	(974)
Other finance costs	(128)	(123)	(71)
Interest income	1,901	1,164	36
Finance income (expense), net	$ 1,722	$ (652)	$ (9,738)